Common shares (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Balance, amount	$ (262,664)	$ 8,545,409
Balance, amount	$ 14,864,576	$ (262,664)	$ 8,545,409
Unlimited number of common shares
Beginning Balance, Shares	78,495,184	78,025,237	68,949,109
Private placement, net of issuance costs, Shares	7,050,500		8,510,000
Employee Share Purchase Plan, Shares	265,808	469,947	309,509
Restricted Stock Units, Shares	194,206		256,619
Exercise of Stock Options, Shares	310,799
Conversion of convertible debentures, Shares	31,645,292
Equity based transaction with non-employee, Shares	634,439
Ending Balance, Shares	118,596,228	78,495,184	78,025,237
Balance, amount	$ 98,262,510	$ 98,179,271	$ 96,423,648
Private placement, net of issuance costs, Amount	2,777,168	0	1,622,057
Employee Share Purchase Plan, Amount	86,990	83,239	66,755
Restricted Stock Units, Amount	39,035	0	66,811
Exercise of Stock Options, Shares, Amount	108,427	0
Conversion of convertible debentures, Amount	14,114,800	0
Equity based transaction with non-employee, Amount	108,455	0
Balance, amount	$ 115,497,385	$ 98,262,510	$ 98,179,271